UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number: 28-6284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Tonnemaker
Title:            CEO
Phone:            (612) 376-7059

Signature, Place and Date of Signing:

/s/ Frank C. Tonnemaker     Minneapolis, Minnesota      Date: February 14, 2000
Frank C. Tonnemaker

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      105
Form 13F Information Table Value Total:      $871,699,628

List of Other Included Managers:             None



FORM 13F
As/of December 31, 1999

Name of Reporting Manager:  Voyageur Asset Management LLC

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  Item 1:              Item 2:       Item 3:   Item 4:    Item 5:            Item 6:           Item 7:     Item 8: Voting Authority
                                                                         Invesment Discretion                      (Shares)
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of Class   Cusip   Fair Market  Shares of   (a)    (b)         (c)     Managers   (a)       (b)       (c)
                                     Number     Value     Principal   Sole  Share as    Shared     see       Sole    Shared     None
                                                            Amt             defined     Other    Instr. V
                                                                            in Instr.V
------------------------------------------------------------------------------------------------------------------------------------


ADC Telecommuni      -Common Stock   000886101    1,335,159    18,400   X                                       15,625   -     2,775
cations
Abbott Labs          -Common Stock   002824100   28,517,761   785,332   X                                      385,102   -   400,230
AES Corporation      -Common Stock   00130H105   10,660,098   142,610   X                                      130,410   -    12,200
Aflac Inc            -Common Stock   001055102    7,464,434   158,185   X                                      149,685   -     8,500
Albertsons Inc       -Common Stock   013104104   10,896,275   337,869   X                                      296,519   -    41,350
American Express     -Common Stock   025816109      365,750     2,200   X                                        1,800   -       400
American Interna-    -Common Stock   026874107   11,228,133   103,844   X                                       83,235   -    20,609
tional Group Inc
Amgen Inc            -Common Stock    31162100      660,693    11,000   X                                       11,000   -         0
Anheuser Busch       -Common Stock   035229103      442,969     6,250   X                                        4,800   -     1,450
Applied Materials
 Inc                 -Common Stock    38222105      253,376     2,000   X                                        2,000   -         0
Associates First     -Common Stock   046008108    5,055,314   184,245   X                                      160,895   -    23,350
Capital
AT&T Corp.           -Common Stock   001957109      100,152     1,971   X                                        1,971   -         0
Automatic Data       -Common Stock    53015103   23,212,098   430,851   X                                      382,861   -    47,990
Processing
Bell Atlantic Corp   -Common Stock   077853109      273,955     4,450   X                                        3,450   -     1,000
Bemis                -Common Stock   081437105   14,679,446   420,916   X                                      380,356   -    40,560
Bristol Meyers       -Common Stock   110122108    8,052,385   125,450   X                                      115,750   -     9,700
Cardinal Health      -Common Stock   14149Y108      822,205    17,174   X                                        6,750   -    10,424
Carnival Corporation -Common Stock   143658102    9,830,353   205,600   X                                      160,250   -    45,350
Cintas corp          -Common Stock   172908105    8,516,734   160,315   X                                      133,655   -    26,660
Cisco Systems Inc.   -Common Stock   17275R102   21,025,424   196,270   X                                      138,320   -    57,950
Clear Channel        -Common Stock   184502102      468,563     5,250   X                                        3,500   -     1,750
Communications
Computer Associates  -Common Stock   204912109    8,703,085   124,440   X                                      114,140   -    10,300
Computer Sciences    -Common Stock   205363104   10,511,891   111,090   X                                      107,190   -     3,900
Corp
ConAgra Inc          -Common Stock   205887102   13,211,200   582,299   X                                       529,639   -   52,660
Conoco Inc - Cl A    -Common Stock   208251306      336,600    13,600   X                                        10,600   -    3,000
CVS Corporation      -Common Stock   126650100      334,950     8,400   X                                         6,700   -    1,700
Dayton Hudson        -Common Stock   239753106      447,972     6,100   X                                         4,800   -    1,300
Duke Energy          -Common Stock   264399106      220,550     4,400   X                                         3,600   -      800
Corporation
Ecolab Inc           -Common Stock   278865100    8,221,336   210,130   X                                       193,130   -   17,000
EMC Corp./ Mass      -Common Stock   268648102   17,684,298   161,870   X                                       115,370   -   46,500
Emerson Electric     -Common Stock   291011104   15,120,894   263,545   X                                       241,865   -   21,680
Enron Corporation    -Common Stock   293561106      221,875     5,000   X                                         5,000   -        0
Ercsson L M Tel
 Co SP ADR           -Common Stock   294821400      262,752     4,000   X                                         4,000   -        0
Equifax Inc          -Common Stock   294429105      235,630    10,000   X                                         7,900   -    2,100
Exxon Mobil
   Corporation       -Common Stock   302290101    1,370,699    17,014   X                                         8,764   -    8,250
Fannie Mae           -Common Stock   313586109    8,299,571   132,925   X                                       114,775   -   18,150
Fifth Third
 Bancorp             -Common Stock   316773100      223,794     3,050   X                                         1,700   -    1,350
Freddie Mac          -Common Stock   313400301      774,657    16,460   X                                         5,500   -   10,960
Gannett Company      -Common Stock   364730101   20,988,851   257,333   X                                       232,153   -   25,180
General Electric Co  -Common Stock   369604103   14,828,145    95,820   X                                        83,820   -   12,000
Genuine Parts        -Common Stock   372460105   12,060,607   486,060   X                                       453,640   -   32,420
Grainger WW Inc      -Common Stock   384802104   17,303,812   361,906   X                                       327,741   -   34,165
GTE Coporation       -Common Stk P0  362320103    1,844,658    26,142   X                                        26,142   -        0
Harley-Davidson Inc  -Common Stk P0  412822108    9,628,669   150,300   X                                       116,100   -   34,200
Hewlett Packard      -Common Stock   428236103   26,401,830   232,104   X                                       203,894   -   28,210
Home Depot Inc       -Common Stock   437076102    9,035,606   131,427   X                                       126,252   -    5,175
Honeywell
International Inc    -Common Stock   438516106      545,902     9,463   X                                   6,713       -      2,750
I2 Technologies Inc  -Common Stock   465754109      287,625     1,475   X                                   1,325       -        150
Illinois Tool        -Common Stock   452308109   24,028,781   355,650   X                                 326,690       -     28,960
Works
Infinity Broad       -Common Stock   45662S102      528,345    14,600   X                                   9,500       -      5,100
casting CP New
Ingersoll-Rand Co    -Common Stock   456866102      346,897     6,300   X                                   5,000       -      1,300
Intel Corp           -Common Stock   458140100   31,547,774   383,266   X                                 342,145       -     41,121
Interpublic Group Co -Common Stock   460690100      534,422     9,264   X                                   7,364       -      1,900
Keycorp - New        -Common Stock   493267108   10,560,240   477,299   X                                 438,349       -     38,950
Jefferson Pilot      -Common Stock   493267108   15,389,147   225,482   X                                 207,382       -     18,100
Johnson Control Inc  -Common Stock   478366107      928,200    16,320   X                                   6,620       -      9,700
Johnson &            -Common Stock   478160104    9,597,290   102,920   X                                  89,970       -     12,950
Johnson Co
Kohls Corporation    -Common Stock   500255104    8,411,346   116,520   X                                  98,720       -     17,800
Linear Technology
Corp                 -Common Stock   535678106      715,630    10,000   X                                  10,000       -          0
Lowe's Company       -Common Stock   548661107      418,250     7,000   X                                   4,500       -      2,500
Lucent Technologies
Inc                  -Common Stock   549463107      541,275     7,217   X                                     737       -      6,480
MBNA Corporation     -Common Stock   55262L100    1,673,968    61,430   X                                   2,500       -     58,930
McDonalds Corp       -Common Stock   580135101      492,625    12,220   X                                   1,220       -     11,000
MCI Worldcom Inc     -Common Stock   55268B106      343,052     6,465   X                                   4,215       -      2,250
Medtronic Inc        -Common Stock   585055106    6,144,176   168,620   X                                 136,560       -     32,060
Merck & Co           -Common Stock   589331107   22,971,712   341,902   X                                 311,922       -     29,980
Microsoft Corp.      -Common Stock   594918104    6,232,115    53,380   X                                  50,880       -      2,500
Morgan Stanley       -Common Stock   617446448    9,727,699    68,145   X                                  65,395       -      2,750
Dean Witter
Discover
Newell Rubbermaid
Inc                  -Common Stock   651229106   12,665,460   436,740   X                                 381,300       -     55,440
Northern Trust corp  -Common Stock   665859104    1,219,000    23,000   X                                  19,600       -      3,400
New York Times       -Common Stock   650111107    6,628,928   134,940   X                                 119,790       -     15,150
Class A
Omnicom Group, Inc   -Common Stock   681919106   11,824,000   118,240   X                                  97,240       -     21,000
Oracle Systems       -Common Stock   68389X105    4,594,525   130,235   X                                 124,735       -      5,500
Corporation
Paychex Inc          -Common Stock   704326107   10,631,600   265,790   X                                 213,865       -     51,925
Group
Pepsico Inc          -Common Stock   713448108      234,413     6,650   X                                   4,000       -      2,650
Pfizer Inc           -Common Stock   717081103    1,018,553    31,400   X                                       0       -     31,400
Philip Morris        -Common Stock   718154107   22,820,301   992,187   X                                 917,687       -     74,500
Pitney Bowes         -Common Stock   724479100    1,037,763    21,480   X                                   5,780      -      15,700
Praxair Inc          -Common Stock   74005P104    7,451,406   148,101   X                                 141,001      -       7,100
Procter & Gamble     -Common Stock   742718109    7,746,652    70,705   X                                  67,755      -       2,950
Providian            -Common Stock   74406A102    8,753,431    96,125   X                                  91,855      -       4,270
Financial Corp
Royal Dutch          -Common Stk P2  780257804   18,565,648   306,551   X                                 277,251      -      29,300
Petroleum
Schering Plough      -Common Stock   806605101   15,930,966   375,952   X                                 340,842      -      35,110
Corp
Schlumberger LTd     -Common Stock   806857108    5,669,748   101,020   X                                  95,620      -       5,400
Shell Trans &        -Common Stock   822703609   19,265,820   393,180   X                                 353,990      -      39,190
New York Trading
PLC Sh
Sherwin Williams     -Common Stock   824348106   28,810,446 1,371,926   X                               1,333,566      -      38,360
Sigma-Aldrich        -Common Stock   826552101   16,012,035   532,616   X                                 488,786      -      43,830
Solectron
   Corporation       -Common Stock   834182107   11,083,965   116,520   X                                 110,820      -       5,700
Southtrust           -Common Stock   844730101   17,585,125   465,055   X                                 420,560      -      44,495
Corporation
Sun Microsystems     -Common Stock   866810104   15,021,423   193,980   X                                 144,280      -      49,700
Sybron Intl Corp     -Common Stock   87114F106    6,782,534   274,730   X                                 247,310      -      27,420
Sysco Corporation    -Common Stock   871829107   36,738,993   928,620   X                                 811,820      -     116,800
Tellabs Inc          -Common Stk P0  879664100    9,949,140   155,000   X                                 114,550      -      40,450
Texas Instruments
   Inc               -Common Stock   882508104      299,538     3,100   X                                   2,400      -         700
Transocean Sedco
Forex Inc            -Common Stock   G90078109      658,297    19,541   X                                  18,495      -       1,046
Tribune Company      -Common Stock   896047107      220,252     4,000   X                                   4,000      -           0
Tyco International
  ltd                -Common Stock   902124106    5,892,705   151,095   X                                 145,345      -       5,750
U S Bancorp          -Common Stock   902973106    1,370,200    57,540   X                                       0      -      57,540
US West Inc          -Common Stock   91273H101      309,600     4,300   X                                   2,900      -       1,400
USX Marathon         -Common Stock   902905827      227,130     9,200   X                                   7,300      -       1,900
Group Inc
Vitesse Semi-        -Common Stock   928497106      262,190     5,000   X                                   3,600      -       1,400
Conductor Corp
Walgreen Co          -Common Stock   931422109    7,575,458   258,990   X                                 195,690      -      63,300
Walmart Stores       -Common Stock   931142103   32,740,711   473,645   X                                 429,605      -      44,040
Wells Fargo Company  -Common Stock   949746101    1,019,038    25,200   X                                       0      -      25,200
Wm Wrigley Jr Co     -Common Stock   982526105      381,515     4,600   X                                   4,600      -           0

